Pensions and other post-employment benefits - Funded status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (461)
Interest expense /(income)	15	€ 37	€ 65
Net defined benefit liability (asset) at end of period	(103)	(461)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,418
Net defined benefit liability (asset) at end of period	2,684	2,418
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,986)
Net defined benefit liability (asset) at end of period	(1,987)	(1,986)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(893)
Net defined benefit liability (asset) at end of period	(800)	(893)
Funded status
Net defined benefit
Net defined benefit liability (asset) at beginning of period	38	(893)
Current service cost	(163)	(180)
Interest expense /(income)	2	(25)
Past service cost and gains on curtailments	(52)	3
Settlements	(4)
Total	(217)	(202)
Return on plan assets, excluding amounts included in interest income	(987)	1,589
Gain/(loss) from change in demographic assumptions	80	136
Gain/(loss) from change in financial assumptions	1,298	(1,036)
Experience gain/(loss)	79	267
Total	470	956
Translation differences	59	8
Employer contribution	97	160
Benefits paid	90	88
Other	(13)	(79)
Total	233	177
Net defined benefit liability (asset) at end of period	524	38	(893)
Funded status | United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,871	2,517
Current service cost	(70)	(75)
Interest expense /(income)	78	69
Past service cost and gains on curtailments	(44)	(39)
Settlements		1
Total	(36)	(44)
Return on plan assets, excluding amounts included in interest income	(775)	1,369
Gain/(loss) from change in demographic assumptions	36	141
Gain/(loss) from change in financial assumptions	938	(747)
Experience gain/(loss)	56	60
Total	255	823
Translation differences	151	(303)
Employer contribution	26	28
Section 420 Transfer	(13)	(160)
Other	3	10
Total	167	(425)
Net defined benefit liability (asset) at end of period	3,257	2,871	2,517
Funded status | United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,986)	(2,482)
Interest expense /(income)	(64)	(82)
Past service cost and gains on curtailments		(1)
Total	(64)	(83)
Return on plan assets, excluding amounts included in interest income	(25)	37
Gain/(loss) from change in demographic assumptions	23	33
Gain/(loss) from change in financial assumptions	155	(141)
Experience gain/(loss)	(10)	204
Total	143	133
Translation differences	(86)	299
Employer contribution	6	3
Section 420 Transfer	13	160
Other	(13)	(16)
Total	(80)	446
Net defined benefit liability (asset) at end of period	(1,987)	(1,986)	(2,482)
Funded status | Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(847)	(928)
Current service cost	(93)	(105)
Interest expense /(income)	(12)	(12)
Past service cost and gains on curtailments	(8)	43
Settlements	(4)	(1)
Total	(117)	(75)
Return on plan assets, excluding amounts included in interest income	(187)	183
Gain/(loss) from change in demographic assumptions	21	(38)
Gain/(loss) from change in financial assumptions	205	(148)
Experience gain/(loss)	33	3
Total	72
Translation differences	(6)	12
Employer contribution	65	129
Benefits paid	90	88
Other	(3)	(73)
Total	146	156
Net defined benefit liability (asset) at end of period	€ (746)	€ (847)	€ (928)